Commitments and contingencies (Details 2) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2012 USD ($) debenture	Dec. 31, 2011 USD ($)	Mar. 31, 2011 USD ($)	Mar. 31, 2012 BRL	Mar. 31, 2012 Labor and social security claims USD ($)	Dec. 31, 2011 Labor and social security claims USD ($)	Mar. 31, 2012 Civil claims USD ($)	Dec. 31, 2011 Civil claims USD ($)	Mar. 31, 2012 Tax - related actions USD ($)	Dec. 31, 2011 Tax - related actions USD ($)	Mar. 31, 2012 Other Contingencies USD ($)	Dec. 31, 2011 Other Contingencies USD ($)
Provision for contingencies and the related judicial deposits
Provision for contingencies	$ 1,809	$ 1,686			$ 788	$ 751	$ 303	$ 248	$ 682	$ 654	$ 36	$ 33
Judicial deposits	1,537	1,464			928	895	171	151	433	413	5	5
Contingencies settled and recognized provisions
Contingencies settled	13	643	431
Recognized provision, Classified as other operating expenses	99	162	54
Loss contingency having no provision, estimate of possible loss	23,201	22,449
Debentures
Number of debentures issued	388,559,056
Par value of debentures issued (in BRL cents per debenture)				0.01
Carrying value of debentures	1,460	1,336
Debentures remuneration paid	6
Changes in the provisions for asset retirement obligations
Beginning of period	1,770	1,273	1,368
Accretion expense	34	25	41
Liabilities settled in the current period	(4)	(16)	(10)
Revisions in estimated cash flows	29	495	(63)
Cumulative translation adjustment	33	(7)	32
End of period	1,862	1,770	1,368
Current liabilities	69	73	71
Non-current liabilities	1,793	1,697	1,297
Total	$ 1,862	$ 1,770	$ 1,368